CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2018	€ 6,564	€ 6,564	€ 5	€ 152	€ 287	€ (552)	€ 6,672
Profit after taxes	1,090	1,090					1,090
Other comprehensive income	36	36				103	(67)
Comprehensive income for the period	1,126	1,126				103	1,023
Issue of shares during the year	26	26		26
Equity-settled share-based payment expense	13	13					13
Share-based payment tax effects	6	6					6
Dividends	(574)	(574)					(574)
Own shares purchased under share buyback programme	(1,005)	(1,005)					(1,005)
Closing balance at Dec. 31, 2019	6,156	6,156	5	178	287	(449)	6,135
Profit after taxes	498	498					498
Other comprehensive income	(143)	(143)				(88)	(55)
Comprehensive income for the period	355	355				(88)	443
Issue of shares during the year	14	14		14
Equity-settled share-based payment expense	14	14					14
Share-based payment tax effects	2	2					2
Dividends	(387)	(387)					(387)
Own shares purchased under share buyback programme	(129)	(129)					(129)
Closing balance at Dec. 31, 2020	6,025	6,025	5	192	287	(537)	6,078
Profit after taxes	988	982						€ 6
Other comprehensive income	718	702				465	237	16
Comprehensive income for the period	1,706	1,684				465	1,219	22
Non-controlling interests recognised relating to business combination	228							228
Transactions with non-controlling interests	(73)							(73)
Cash flow hedge gains transferred to goodwill relating to business combination	(84)	(84)				(84)
Issue of shares during the year	28	28		28
Equity-settled share-based payment expense	16	16					16
Share-based payment tax effects	3	3					3
Dividends	(639)	(639)					(639)
Closing balance at Dec. 31, 2021	€ 7,210	€ 7,033	€ 5	€ 220	€ 287	€ (156)	€ 6,677	€ 177